UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08916

Morgan Stanley Technology Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Item 1.	Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation
S-X is as follows:

Morgan Stanley Technology Fund

Portfolio of Investments December 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (100.5%)
	Aerospace & Defense (6.9%)
70,000	Goodrich Corp.	$4,942,700
70,000	Lockheed Martin Corp.	7,368,200
30,000	Precision Castparts Corp.	4,161,000
		16,471,900
	Biotechnology (6.3%)
75,000	Biogen Idec Inc.*	4,269,000
50,000	Genzyme Corp.*	3,722,000
90,000	Gilead Sciences, Inc.*	4,140,900
40,000	Millipore Corp.*	2,927,200
		15,059,100
	Computer Communications (6.4%)
320,000	Cisco Systems, Inc.*	8,662,400
200,000	Juniper Networks, Inc.*	6,640,000
		15,302,400
	Computer Peripherals (4.4%)
1,000	Data Domain Inc.*(a)	26,340
450,000	EMC Corp.*	8,338,500
85,000	Network Appliance, Inc.*	2,121,600
192,300	Seagate Technology Inc.*(c)	0
		10,486,440
	Computer Processing Hardware (9.9%)
75,000	Apple Inc.*	14,856,000
115,000	Dell Inc.*	2,818,650
120,000	Hewlett-Packard Co.	6,057,600
		23,732,250
	Data Processing Services (3.7%)
70,000	Automatic Data Processing, Inc.	3,117,100
70,000	DST Systems, Inc.*(a)	5,778,500
		8,895,600
	Electronic Components (0.6%)
5,000	First Solar(a)	1,335,700

	Electronic Production Equipment (4.7%)
100,000	Applied Materials, Inc.	1,776,000
80,000	KLA-Tencor Corp.	3,852,800
70,000	Lam Research Corp.*(a)	3,026,100
100,000	Synopsys, Inc.*	2,593,000
		11,247,900
	Information Technology Services (3.9%)
80,000	Amdocs Ltd. (Guernsey)*(a)	2,757,600
70,000	Citrix Systems, Inc.*	2,660,700
45,000	VMware Inc (Class A) (a)	3,824,550
		9,242,850
	Internet Retail (3.9%)
100,000	Amazon.com, Inc.*	9,264,000

	Internet Software/Services (9.2%)
7,500	Baidu.com, Inc. (ADR) (Cayman Islands)* (a)	2,927,925
20,000	Google Inc. (Class A)*	13,829,600
70,000	VeriSign, Inc.* (a)	2,632,700
115,000	Yahoo! Inc.*	2,674,900
		22,065,125

	Other Consumer Services (3.5%)
165,000	eBay Inc.*	5,476,350
25,000	Priceline.com Inc.(a)	2,871,500
		8,347,850
	Packaged Software (11.8%)
75,000	Adobe Systems, Inc.*	3,204,750
70,000	Autodesk, Inc.*	3,483,200
80,000	BMC Software, Inc.*	2,851,200
190,000	McAfee Inc.*	7,125,000
200,000	Microsoft Corp.	7,120,000
200,000	Oracle Corp.*	4,516,000
		28,300,150
	Recreational Products (1.6%)
65,000	Electronic Arts Inc.*	3,796,650

	Semiconductors (8.7%)
80,000	Broadcom Corp. (Class A)*	2,091,200
115,000	Cypress Semiconductor Corp.*	4,143,450
215,000	Intel Corp.	5,731,900
85,000	National Semiconductor Corp.	1,924,400
75,000	NVIDIA Corp.*	2,551,500
75,000	Texas Instruments Inc.	2,505,000
85,000	Xilinx, Inc.	1,858,950
		20,806,400
	Telecommunication Equipment (15.0%)
75,000	Ciena Corp.*(a)	2,558,250
200,000	Corning Inc.	4,798,000
65,000	Harris Corp.	4,074,200
115,000	Nokia Corp. (ADR) (Finland)	4,414,850
225,000	QUALCOMM, Inc.*	8,853,750
100,000	Research In Motion Ltd. (Canada)	11,340,000
		36,039,050
	Total Common Stocks (Cost $206,138,499)	240,393,365

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (8.3%)
	Short-Term Debt Securities held as
	Collateral on Loaned Securities (a)
$600	Alliance & Leister Plc., 5.26%, 09/29/08 (b)	600,717
301	Bancaja, 5.35%, 08/12/08 (b)	300,358
300	Bank of New York Co., Inc., 5.24%, 08/08/08 (b)	300,358
300	BASF AG, 5.18%, 08/19/08 (b)	300,337
601	BNP Paribas Mtn., 4.90%, 05/19/08 (b)	600,717
1,201	Cam US Finance SA Unipersonal, 5.24%, 07/25/08 (b)	1,201,433
601	Canadian Imperial Bank NY, 4.42%, 07/28/08 (b)	600,717
300	CC USA Inc., 3.89%, 01/28/08 (b)	300,227
1,081	CIT Group Holdings 5.23%, 01/18/08 (b)	1,081,290
4,095	Citigroup Global Markets Inc., 4.51%, 01/02/08	4,095,035
601	Credit Suisse First Boston, NY, 4.32%, 03/14/08 (b)	600,717
	First Tennessee Bank
300	5.05%, 08/15/08 (b)	300,358
1,201	5.06%, 08/15/08 (b)	1,201,382

	Goldman Sachs Group, Inc.,
300	5.10%, 09/12/08 (b)		300,358
565	4.62%, 02/13/08 (b)		564,674
300	HSBC Finance Corp., 5.26%, 08/05/08 (b)		300,358
1,202	IBM Corp., 5.27%, 09/08/08 (b)		1,201,433
512	Lehman Brothers Inc., 4.49%, 01/02/08		512,284
601	Macquarie Group Ltd., 4.95%, 08/20/08 (b)		600,717
901	Metropolitan Life Global Funding, 4.89%, 08/21/08 (b)		901,075
1,202	National Rural Utilites Coop., Fin., 5.24% 09/02/08 (b)		1,201,433
697	Nationwide Building Society, 4.92%, 07/28/08 (b)		696,831
1,201	National Bank of Cananda, 5.21%, 04/02/08 (b)		1,201,335
	Unicredito Italiano Bank (IRE) PLC
421	5.26%, 08/08/08 (b)		420,502
661	5.04%, 08/14/08 (b)		660,799
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $20,045,445)		20,045,445
	Total Investments (Cost $226,183,944) (d)	108.8%	260,438,810
	Liabilities in Excess of Other Assets	(8.8)	(21,153,928)
	Net Assets	100.0%	$239,284,882
______________
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan at December 31, 2007. The total value of the loaned securities and related collateral outstanding were $19,478,946 and $20,045,445, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on December 31, 2007.
(c)	Security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Technology Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer February 15, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Technology Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Technology Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

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